Operating loans and long-term debt (Tables)	12 Months Ended
Dec. 31, 2025
Operating Loans and Long-Term Debt [Abstract]
Schedule of long-term debt

	December 31,	December 31,
As at	2025	2024
Term loan due May 2028; floating interest rate	$300	$200
	300	200
Less: current portion	—	(200)
	$300	$—